41

                                   Registration No. 33-99520
                                   File Number:    811-09134

                        United States
             Securities and Exchange Commission
                    Washington, DC  20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
     Pre-Effective Amendment No.
     Post-Effective Amendment No. 2 [X]

                         and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940   X
     Amendment No. 2 [X]

Exact name of Registrant as Specified in Charter:
                Manor Investment Funds, Inc.

Address of Principal Executive Offices:
                     15 Chester Commons
                     Malvern, PA  19355
                        610-722-0900

Name and Address of Agent for Service:
                      Daniel A. Morris
                     15 Chester Commons
                     Malvern, PA  19355

Approximate Date of Proposed Public Offering:
          As soon as practible after the Registration
Statement becomes effective.

It is proposed that this filing will become effective:
X immediately upon filing pursuant to paragraph (b) on 3/31/97 pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of rule 485


 Calculation of Registration Fee Under the Securities Act of
                            1933

   No additional shares are being registered at this time.
     Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant
(certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Borough of Malvern, and State of Pennsylvania on the 31st day of March, 1997.


                              Manor Investment Funds, Inc.

                              by Daniel A. Morris, President
                MANOR INVESTMENT FUNDS, INC.
                    CROSS REFERENCE SHEET



     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)


Part A    INFORMATION REQUIRED IN A PROSPECTUS
Captions in Filing

Item  Cover Page                    Cover Page
1.
Item  Synopsis                      Expense Information
2.
Item  Condensed Financial           Financial Highlights;
3.    Information                   Performance Information
Item  General Description of        Introduction; Investment
4.    Registrant                    Objective and Policies
Item  Management of the Fund        Management of the Fund;
5.                                  Capital Structure
Item  Management's Discussion of    Performance Information
5A.   Fund Performance
Item  Capital Stock and other       Capitalization; Shareholder
6.    Securities                    Reports
Item  Purchase of Securities Being  Shareholder Transactions
7.    Offered
Item  Redemption or Repurchase      Shareholder Transactions
8.
Item  Legal Proceedings             Not Applicable
9.



Part B    INFORMATION REQUIRED IN A STATEMENT OF
     ADDITIONAL INFORMATION

Item  Cover Page                    Cover Page
10.
Item  Table of Contents             Table of Contents
11.
Item  General Information and       Not Applicable
12.   History
Item  Investment Objectives and     Investment Restrictions
13.   Policies
Item  Management of the Registrant  Officers & Directors of the
14.                                 Fund
Item  Control Persons and           Principal Shareholders
15.   Principal Holders
      of Securities
Item  Investment Advisory & Other   Included in Prospectus under
16.   Services                      "Management of the Fund";
                                    Investment Adviser;
                                    Custodian; Independent
                                    Accountants
Item  Brokerage Allocation          Brokerage
17.
Item  Capital Stock & Other         Included in Prospectus under
18.   Securities                    "Capital Structure"
Item  Purchase, Redemption &        Included in Prospectus under
19.   Pricing of                    "Shareholder Transactions";
      Securities Being Offered      Determination of Net Asset
                                    Value and Performance
Item  Tax Status                    Tax Status
20.
Item  Underwriters                  Not Applicable
21.
Item  Calculation of Performance    Determination of Net Asset
22.   Data                          Value and Performance
Item  Financial Statements          Financial Statements
23.



Part C    OTHER INFORMATION

Item  Financial Statements &        Financial Statements &
24.   Exhibits                      Exhibits
Item  Persons Controlled by or      Control Persons
25.   Under
      Common Control
Item  Number of Holders of          Number of Shareholders
26.   Securities
Item  Indemnification               Indemnification
27.
Item  Business & Other Connections  Activities of Investment
28.   of                            Advisor
      Investment Advisors
Item  Principal Underwriters        Principal Underwriter
29.
Item  Location of Accounts &        Location of Accounts &
30.   Records                       Records
Item  Management Services           Not Applicable
31.
Item  Undertakings                  Not Applicable
32.

SIGNATURES
SIGNATURES
SUMMARY PROSPECTUS                               Not
Applicable
CODE OF ETHICS                                   Code of
Ethics


        Manor
        Investment Funds, Inc.                    Prospectus
        Malvern, PA  19355                    March 31, 1997
        610-722-0900
        800-787-3334





               The Fund & Investment Objective
Manor Investment Funds, Inc. is an open-end non-diversified management investment company whose primary objective is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks.



                     Fund Share Purchase
Capital  shares  of the Fund may only be purchased  directly from  the  Fund at net asset value as next determined  after receipt  of order.  The minimum initial purchase  is  $1,000 and the minimum subsequent purchase is $100.



                   Additional Information
This Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest. This Prospectus does not set forth all of the information included in the Registration Statement and Exhibits thereto which the Fund has filed with the Securities and Exchange Commission. A Statement of Additional Information, dated March 15, 1997, which is part of the Registration Statement is incorporated by reference in this Prospectus. A copy of the Statement may be obtained without charge, by writing or calling the Fund directly at 610-722-0900.




  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
     THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE
   COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
    PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
                      CRIMINAL OFFENSE.
                Manor Investment Funds, Inc.

                      Table of Contents

Expense Information        2
Introduction               3
Financial Highlights       3
Investment Objective       3
and Policies
Investment Risks           4
Tax Status                 4
Investment Adviser         5
Capital Structure          6
Shareholder                6
Transactions
Retirement Plans           7
Pricing of Shares          7
Brokerage                  8
Management of Fund         8
Reports to Shareholders    8
Share Purchase             9
Application
Performance Information   11


EXPENSE INFORMATION
The following illustrates all expenses and fees that a shareholder of Manor Investment Funds, Inc. will incur. The expenses and fees set forth are estimates based on the expected operating expenses of the Fund for its first full year of operation.

    Shareholder Transaction
           Expenses
Sales load imposed on purchases No
                                ne
Sales load imposed on           No
reinvested dividends            ne
Redemption fees                 No
                                ne
Exchange fees                   No
                                ne
IRA Trustee fees                No
                                ne
Annual Fund Operating Expenses
Management and advisory         1.
expenses                        0%
12 b-1 fees                     No
                                ne
All other expenses              0.
                                5%
       Total operating expenses 1.
                                5%

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The following example illustrates the expenses paid on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted above, the fund charges no redemption fees.

 1 Year   3 Years
  $15       $47
This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.
INTRODUCTION
Manor Investment Funds, Inc. (the "Fund") is an open-end non-diversified management investment company. The Fund was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355.


FINANCIAL HIGHLIGHTS
                                   Year      Since
                                 Ending  Inception
                                           9/30/95
                                   1996       1995
PER      SHARE     OPERATING
PERFORMANCE:
Net Asset Value, beginning      $  9.97   $  10.00
Net Investment Income (loss)       0.07       0.02
Net  Realized and Unrealized        - 0      - 0 -
gain (loss)                           -
              Total     from       0.07       0.02
Operations

Dividends      from      net       0.07       0.03
investment income
Dividends from net  realized        - 0        0 -
gains                                 -
                                              0.07
                                   0.07

Net Asset Value, ending        $  11.13    $  9.97

Total Investment Return         11.98 %  -  0.3  %

Ratios/Supplemental Data:
Net assets, end of year               $          $
                                394,670    111,063
Ratio of expenses to average     1.50 %     0.38 %  *
net assets
Ratio   of   Net  Investment     0.67 %     0.34 %  *
Income to Aveage Assets
Portfolio Turnover rate            14 %      - 0 -
Average commission rate paid    $  0.17      - - -
      *  1.24% and 1.50%, respectively when annualized


INVESTMENT OBJECTIVE AND POLICIES
Objective: The primary objective of the Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation and moderate income.

Investment Policies
The Fund will invest primarily in common stock of large U.S. corporations. The Fund will not invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund will utilize information obtained from various sources including earnings expectations, fundamental securities valuation and securities price trends.

The  Fund  invests  primarily in  securities  which  provide favorable growth prospects and some level of current income. The Fund may also invest in securities which provide favorable growth prospects but do not provide some level of current income. The Fund may also invest in government and corporate bonds, or short-term interest bearing securities, when the adviser believes market conditions warrant a defensive position.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

Nondiversitfication Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.


INVESTMENT RISKS
Market Risk: The Fund invests in common stocks which can decline in price over short or even extended periods. For five year timeperiods from 1926-1994 the stock market, as measured by the S&P 500 returned an average of 10.2%, with a high of 23.9% and a low of -12.5%.

Inflation Risk: Inflation represents a risk to an investment portfolio because it reduces the real return of a portfolio over time. Historically, inflation averaged 3.1%, offsetting most of the returns from money market investments and bonds. Using the illustration above, average inflation reduced the returns from the stock market by approximately one third.


TAX STATUS
The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code "). To qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, no more than 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase. Pursuant to the requirements of the Code, the Funds intends to distribute annually, to its stockholders, substantially all of its net investment income and realized capital gains, if any, less any available capital loss carry-over, to avoid paying income tax on its net investment income and net realized capital gains of being subject to a federal excise tax on undistributed net investment income and net realized capital gains.

Distribution of any net long term capital gains realized by the fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT ADVISER
Morris Capital Advisors, Inc., 15 Chester Commons, Malvern, PA is a Pennsylvania corporation that acts as sole
Investment Adviser to the Fund. Mr. Daniel A. Morris owns all outstanding shares of Morris Capital Advisors, Inc. He is the director and officer of the Investment Adviser and is also president of the Fund. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.

On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Fund. This rate of the advisory fee is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


CAPITAL STRUCTURE
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.


SHAREHOLDER TRANSACTIONS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. Whole shares may be purchased from the Fund. No fractional shares will be issued. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.

Purchases: Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares complete the application form included in this prospectus and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances.

Reinvestments:  The  Fund  will  automatically  retain   and
reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. Any surplus over whole shares will be paid in cash. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Redemptions: The Fund will redeem all or any portion of the total amount of the shares of any shareholder who tenders a written request for redemption signed by the shareholder. If certificates have been issued the shareholder must submit properly executed certificates for redemption. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management.

The redemption price is the net asset value per share next determined after notice is received by the Fund for
redemption  of  shares.   The  proceeds  received   by   the
shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To   redeem  shares  send  your  written  request  to  Manor
Investment  Funds, 15 Chester Commons, Malvern,  PA   19355.
For additional information contact the Fund at 610-722-0900.


RETIREMENT PLANS
Individual Retirement Account: Individuals who have compensation, but who are either not covered by existing qualified retirement plans, or are covered and do not have incomes which exceed certain amounts, may contribute tax-deductible dollars to an IRA. Individuals who are covered by existing retirement plans, and whose incomes exceed the applicable amounts, are not permitted to deduct their IRA contributions for federal income tax purposes. However, whether an individual's contributions are deductible or not, the earnings on his or her IRA are not taxed until the account is distributed.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Manor Investment Funds IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.


PRICING OF SHARES
The net asset value of the Fund's shares are determined as of the close of trading on the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, 4th of July, Labor Day, Thanksgiving, Christmas and New Years.

The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

The  Fund  places all orders for purchase and  sale  of  its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice (See Investment Adviser, pg. 5). It meets six times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.

REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.
                Manor Investment Funds, Inc.
                   New Account Application

   Use this form for individual, custodial, trust, profit-
    sharing or pension plan accounts. For any additional information please contact the Fund at 610-722-0900 or 800-
                          787-3334.

1. Investments
          Initial Investment:      $
___________________________
                            (Minimum initial investment
$1,000)

          Make your check payable to:   Manor Investment
Funds, Inc.
                         15 Chester Commons, Malvern , PA
19355
2. Registration     (please print)

Individual      _________________________  ____
_________________________  _____________________
_____________
                           First Name
M.I.    Last Name                                     Social
Security #                    Birthdate

Joint Owner * _________________________  ____
_________________________  _____________________
_____________
                           First Name
M.I.    Last Name                                     Social
Security #                    Birthdate
          * Registration will be Joint Tenancy with Rights of Survivorship (JTWROS) unless otherwise specified.

Gift to Minors _________________________  _____
_________________________
                            Custodian's First Name
M.I.      Last Name

                           __________________________  _____
_________________________
                            Minor's First Name
M.I.      Last Name

                           __________________________
_________________________    _____________________
                           Minor's Social Security #
Minor's Birthdate                            State of
Residence

Corporation
____________________________________________________________
___________
     Trust, Estate            Name of Trustees (If to be
included in registration)
     Pension Plan
Partnership
____________________________________________________________
___________
          Name

Other Entity  ______________________________
______________________________________
          Social Security #/Tax ID#               Date of
Agreement

                         **Corporate Resolution is required.
*** Additional documentation and certification may be required.

3. Mailing Address     (please print)


_______________________________________________________
_____________
          Street
Apt./Suite

          __________________________________     _______
______________
          City
State           Zip

          __________________________________
_____________________________
          Daytime Phone #
Evening Phone #


             Application continued on next page.

4. Distribution Options

     Dividends and captial gains will be reinvested if no option is selected.

          _____   Pay all income in cash.         _____
Pay all capital gains in cash.


5. Signature and Certification required by the Internal
Revenue Service

     Neither the Fund nor its transger agent will be respornsible for the authenticity of transactions instructions received by telephone, privided that reasonable security porcedures have been followed.

     Under the penalty of perjury, I certify that (1) the Social Security Nimber or Taxpayer Identification
     Number shown on this form is my correct Taxpayer
     Identification Number, and (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of the document other than the certifications required to avoid backup withholding.


     ______________________________________________________
     __________________
     Signature of Owner
     Date


     ______________________________________________________
     __________________
     Signature of Co-owner
     Date


     If shares are to be registered in (1) joint names, bothe persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on the space provided below.

     _______________________________________________________
     _____________________
     Print name and title of officer signing for a corporation or other entity


















                   PERFORMANCE INFORMATION

The Fund's average annual compounded rate of return is the rate of return which, if applied to an initial investment in the Fund at the beginning of a stated period and compounded annually over the period, would result in redeemabel value of the investment in the Fund at the end of the stated period. The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees but ignores individual income tax consequences to stockholders.


                                          Annualized
                         Total     Total       Total
                        Return    Return      Return
                             3      1996       Since
                        Months             Inception

Manor Investment        6.63 %   11.90 %      9.50 %
Funds
Lipper Growth &         7.80 %   20.69 %     18.67 %
Income Fund Index
S&P 500 Index           8.34 %   22.96 %     24.07 %

The principal factor affecting the Fund's performance for the year ended September 30, 1996 was the selection and purchase by the Adviser of stocks of companies with above average long-term growth potential. The 11.90% increase in share value reflected the strong growth of the core holdings of the Fund and the contribution of undervalued companies as well. The braoder based large capitalization S&P 500 Index rose 22.96%, while the more income oriented Lipper Growth & Income Fund Index rose 20.69%.

The Fund invests primarily in companies that are priced attractivly relative the their earnings growth and financial structure. The favorable market for these types of companies and the high level of contributions into the Fund during the last quarter of 1996 resulted in a low portfolio turnover of 14%.
         CUSTODIAN                  FREDERICK L. MYERS
FIRST NATIONAL BANK OF WEST      Myers & Associates, CPA's
          CHESTER                    West Chester, PA
    9 North High Street
  West Chester, PA  19381             ALAN WEINTRAUB
                                     Computer Science
      TRANSFER AGENT                 Corporation, Inc.
  MANOR INVESTMENT FUNDS,               Berwyn, PA
           INC.
    15 Chester Commons
    Malvern, PA  19355

   INDEPENDENT ACCOUNTS
  CLAUDE B. GRANESE, CPA
  1108 N. Bethlehem Pike
     Spring House, PA

       LEGAL COUNSEL
  LAVERTY, NILSEN & REED
   810 Downingtown Pike
  West Chester, PA  19380




    BOARD OF DIRECTORS

     EDWARD ERLICHMAN
President, Kara Aerospace,
           Inc.
        Bedford, PA

   RICHARD A. KUND, JR.
 The Medical Phone Company
       Blue Bell, PA

       BRUCE LAVERTY
  Laverty, Nilsen & Reed
     West Chester, PA

     DANIEL A. MORRIS
 President, Morris Capital
      Advisors, Inc.
        Malvern, PA

                                    Malvern, PA  19355

                 PROSPECTUS






Manor Investment Funds,
Inc.
Malvern, PA  19355
610-722-0900
800-787-3334








 The primary objective of
    the Fund is capital
appreciation.  A secondary
 objective is to provide a
 moderate level of current
income.  The Fund seeks to
  achieve its objectives
 primarily by investing in
     common stocks and
securities convertible into
      common stocks.








    INVESTMENT ADVISER
 MORRIS CAPITAL ADVISORS,
           INC.
    15 Chester Commons
                            FORM N-1A

                   PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

   a. Financial Statements - Financial highlights are included in Part A and all other financial statements are presented in Part B.

     Manor Investment Funds, Inc.
          Statement of Net Assets as of December 31, 1996
          Statement of Operations for the Year Ended December 31,
1996
          Statement of Changes in Net Assets for the Years Ended
December 31, 1995 and 1996
          Financial Highlights for the Years Ended December 31,
1995 and 1996
          Notes to financial Statements

   b.   Exhibits
     (1)    Registrant's Articles of Incorporation , Exhibit 1 to
        Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (2)    Registrant's By-Laws; Exhibit 2 to Registrant's
        Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (3)    Voting Trust Agreement (None)

     (4)    Stock Certificate; Exhibit 4 to Registrant's
        Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (5)    Investment Advisory Contract; Exhibit 5 to
        Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (6)    Underwriting Agreements (None)

     (7) Reimbursement Agreements with Officers and/or Directors; Exhibit 7 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (8)    Custodian Agreement; with First National Bank of West
        Chester; Exhibit 8 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (9)    Other Contracts (None)

     (10)  Opinion of Counsel Concerning Fund Securities; Exhibit
        10 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (11)  Consent of Claude B. Granese, CPA

     (12)  Other Financial Statements (None)

     (13)  Powers of Attorney (None)

     (14)  Initial Capital Arrangement Agreements (None)

     (15)  Code of Ethics; Exhibit 15 to Registrant's
        Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.


2.    Control Persons
     Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. As of December 31, 1996 Mr. Morris and his wife Anne own 31.7% of the outstanding shares of the Fund.

3.    Number of Shareholders
     There were 25 shareholders of the Manor Investment Funds as of December 31, 1996.

4.    Indemnification
     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5.    Activities of Investment Adviser
     The activity of Morris Capital Advisors, Inc., at the present time is performance of the Investment Advisory Contract with the Manor Investment Funds and for individual and corporate clients on an individual account basis.

6.    Principal Underwriter
     The Fund acts as its own underwriter.

7.    Location of Accounts & Records
     All Fund records are held in corporate headquarters, 15
         Chester Commons, Malvern, PA 19355.

8.    Management Services
     Not Applicable.

9.    Distribution Expenses
     The Fund currently bears no distribution expenses.

10.  Undertakings
     None.
       CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS




We consent to the inclusion by reference in the Registration Statement of Form N-1A for Manor Investment Funds, Inc. of our report dated December 31, 1996 on our examination of the Financial Statements of such Company. We also consent to the reference to our firm in such Registration Statement.




____________________________________________
Claude  B. Granese, CPA


Spring House, Pennsylvania
March 31, 1997


                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Borough of West Chester and State of Pennsylvania, on the 31st day March.

                              Manor Investment Funds, Inc.


                              By:
_________________________________

Daniel A. Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature            Title                Date

___________________  President, Chief       3/31/97
______               Executive Officer
Daniel A. Morris          and Director

___________________  Secretary              3/31/97
______
Bruce Laverty

___________________  Treasurer              3/31/97
______
James McFadden

___________________  Director               3/31/97
______
Edward Erlichman

___________________  Director               3/31/97
______
Richard A. Kund,
Jr.

___________________  Director               3/31/97
______
Fred Myers

___________________  Director               3/31/97
______
Alan Weintraub

                          EXHIBIT INDEX


(1)    Registrant's Articles of Incorporation  *

(2)    Registrant's By-Laws  *

(3)    Voting Trust Agreement (None)

(4)    Stock Certificate  *

(5)    Investment Advisory Contract  *

(6)    Underwriting Agreements (None)

(7)    Reimbursement Agreements with Officers and/or Directors  *

(8)    Custodian Agreement  *

(9)    Other Contracts (None)

(10)  Opinion of Counsel Concerning Fund Securities  *

(11)  Consent of Claude B. Granese, CPA

(12)  Other Financial Statements (None)

(13)  Powers of Attorney (None)

(14)  Initial Capital Arrangement Agreements (None)

(15)  Code of Ethics  *



*  Incorporated by reference.

                             PART B


               STATEMENT OF ADDITIONAL INFORMATION
                         March 31, 1997


                  Manor Investment Funds, Inc.

                       Malvern, PA  19355
                          610-722-0900
                          800-787-3334


     This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Fund's current Prospectus (dated March 31, 1997). To obtain the
Prospectus, please write the Fund or call either of the telephone numbers that are shown above.


                        TABLE OF CONTENTS

Investment Restrictions            1
Officers and Directors of the      2
Fund
Principal Shareholders             3
Investment Adviser                 3
Determination of Net Asset Value   4
and Performance
Allocation of Portfolio            5
Brokerage
Custodian                          5
Tax Status                         5
Shareholder Meetings               6
Independent Accountants            6
Litigation                         6
Financial Statements               8

     No person has been authorized t give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated March 31, 1997 and, if given or made, such information or representations may not be relied upon as having been authorized by Manor Investment Funds, Inc.

     This Statement of Additional Information does not constitute an offer to sell securities.



INVESTMENT RESTRICTIONS
      The By-Laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
(b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that
  10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) Purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.



OFFICERS AND DIRECTORS OF THE FUND
     The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years are:

     DANIEL A. MORRIS
          Mr. Morris is President of the Fund and President of Morris Capital Advisors, Inc., investment adviser to the Fund. Prior to founding Morris Capital Advisors, Inc., he was Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies. Mr. Morris resides at 304 Albermarle Grove, West Chester, PA. As President of the Fund, he is considered an Interested Director.

     BRUCE LAVERTY
          Mr. Laverty is a Partner of the law firm Laverty, Nilsen & Reed, legal counsel to the Fund. Mr. Laverty resides at 568 Spring Oaks Road, West Chester, PA. As
          Legal Counsel to the Fund, he is considered an Interested Director.

     ALAN WEINTRAUB
          Mr. Weintraub is a Senior Consultant with Computer
          Science Corporation, Inc.  Mr. Weintraub resides at 305
          Albermarle Grove, West Chester, PA.

     JAMES MCFADDEN
          Mr. McFadden is Vice President of Marketing for MBNA
          Corporation.  Mr. McFadden resides at 300 Devonshire
          Circle, West Chester, PA.

     FRED MYERS
          Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA's. Mr. Myers resides at 302
          Albermarle Grove, West Chester, PA.

     RICHARD KUND, JR.
          Mr. Kund is marketing manager of The Medical Phone
          Company.  Mr. Kund resides at 304 Hidden Creek Drive,
          Hatboro, PA.

     EDWARD ERLICHMAN
          Mr. Erlichman is President of Kara Aerospace.  Mr.
          Erlichman resides at P.O. Box 513,  Bedford, PA.



PRINCIPAL SHAREHOLDERS
     As of December 31, 1996, Daniel A. Morris owned or beneficially owned 11,170 shares of Common Stock, or 31.5% of the then outstanding shares. At such date, Fred L. Myers owned or beneficially owned 1,826 shares of Common Stock, or 5.1% of the then outstanding shares. The officers and directors of the Fund owned or beneficially owned as a group, 13,137 shares of Common Stock, or 37.0% of the then outstanding shares.

     Other than the foregoing, the Fund was not aware of any person who, as of December 31, 1996, owned or beneficially owned more than 5% of the shares of the Fund.



INVESTMENT ADVISER
      Morris Capital Advisors, Inc., 15 Chester Commons Street, Malvern, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. Mr. Morris owns all outstanding shares of Morris Investment Management, Inc. and he is the largest shareholder of Manor Investment Funds. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual funds and other investors since 1981.

      On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

      Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Fund. This rate is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets.

      Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


DETERMINATION OF NET ASSET VALUE AND PERFORMANCE
     As set forth in the Prospectus under the caption "Determination of Net Asset Value" the net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

     Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

     The foregoing computation may also be expressed by the following formula:

               P(1+T)^n = ERV

          P = a hypothetical initial payment of $1,000

          T = average annual total return

          n = number of years

          ERV = ending redeemable value of a hypothetical $1,000
payment made at the                          beginning of the
stated periods at the end of the stated periods.



BROKERAGE
      The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

      The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

      Brokerage commissions for the year ended December 31, 1996 was $1,531. Other than set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.



CUSTODIAN
      The  First  National  Bank of West Chester,  9  North  High
Street, West Chester, PA acts as custodian for the Fund.



TAX STATUS
     The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a "regulated investment company" under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains form securities transactions, no more that 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

      Distribution of any net long term capital gains realized by the fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

      The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.



SHAREHOLDER MEETINGS
     Shareholders meet annually to elect all members of the Board of Directors, select and independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions.
The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice (see Investment Adviser). It meets six times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.




INDEPENDENT ACCOUNTANT
      Claude Granese, Certified Public Accountant, Spring  House,
PA has been selected as the independent accountant and auditor of
the  Fund.   Claude  Granese has no direct or indirect  financial
interest in the Fund or the Adviser.



LITIGATION
      As of the date of this Statement of Additional Information, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.








                 MANOR INVESTMENT FUNDS, INC.
                   WEST CHESTER, PENNSYLVANIA

                      Financial Statements
                       for the Year Ended
                       December 31, 1996
                              and
                  Independent Auditor's Report




































                  Independent Auditor's Report


To the Shareholders and
 Board of Directors
Manor Investment Funds, Inc.

I have audited the accompanying statement of assets and liabilities of Manor Investment Funds, Inc. (the Fund), including the schedule of investments, as of December 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and selected per share data and ratios for the year then ended and for the period ended December 31, 1995. These financial statements, schedules, and per share data and ratios (hereafter referred to collectively as "financial statements") are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements based on my audits.

I conducted my audits in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audits provide a reasonable basis for my opinion.

In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Manor Investment Funds, Inc. as of December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the selected per share data and ratios for the year then ended and the period ended December 31, 1995, in conformity with generally accepted accounting principles.


Claude B. Granese, CPA

Spring House, Pennsylvania
January 10, 1997
                  MANOR INVESTMENT FUNDS, INC.
               STATEMENT OF ASSETS AND LIABILITIES
                        December 31, 1996

ASSETS


Investments in securities, at value
 (identified cost $281,660) (notes 2 and 5)            $300,725

Cash equivalents (note 2)                                75,079

Receivable for sold investment securities                19,466

                                                            Total
                                                       Assets
                                                       $395,270


LIABILITIES

Accounts payable                                       $____600


NET ASSETS

Net assets (equivalent to $11.13 per share based on
 35,466 shares of capital stock outstanding) (Note 4)  $394,670















The accompanying notes are an integral part of these financial statements.



                  MANOR INVESTMENT FUNDS, INC.
                     SCHEDULE OF INVESTMENTS
                        December 31, 1996

                                                     MARKET
COMMON STOCK (Shares)                72.1%     COST        VALUE

Automobile                            8.1%
300 General Motors                      $ 15,763   $ 16,725
300 Goodyear                              14,250     15,413
                                          30,013     32,138

Basic Materials                       6.3%
580 CyprusAmax Minerals                        14,237     13,630
120 DuPont                                     11,530     11,295
                                          25,767     24,925

Computer                              4.4%
350 Hewlett-Packard                            17,519     17,587

Construction                     3.5%
380 Masco                                 11,270     13,680

Consumer Discretionary                3.5%
540 Sunbeam                                    11,179     13,770

Consumer Staples                      3.7%
280 Coca Cola                             13,404     14,735

Finance                         15.5%
220 Allstate Insurance                          9,970     12,733
450 MBNA Corp.                            15,269     18,731
333 Travelers, Inc.                       11,075     15,121
700 USF&G                                      11,860     14,612
                                          48,174     61,197

Medical                          1.2%
1,000 Integra Life Sciences                     7,437      4,625

Multi-Industry                   8.4%
200 Allied Signal                              12,362     13,400
200 General Electric                           16,738     19,775
                                          29,100     33,175

Schedule continued on next page

                  MANOR INVESTMENT FUNDS, INC.
               SCHEDULE OF INVESTMENTS (continued)
                        December 31, 1996

Oil                              4.9%
300 Chevron                                    18,987    19,500

Retail                           9.0%
420 McDonalds                             19,947    19,058
360 Sears, Roebuck & Co.                  17,645    16,560
                                          37,592    35,618
Transportation                   3.6%
200 Delta Airlines                        14,475   _14,175

     TOTAL COMMON STOCK                 $264,917  $285,125

PREFERRED STOCK (Shares)         4.0%

320 Kmart Preferred                       16,743    15,600

     TOTAL INVESTMENTS IN SECURITIES         $281,660  $300,725




















The accompanying notes are an integral part of these financial statements.




                  MANOR INVESTMENT FUNDS, INC.
                     STATEMENT OF OPERATIONS
                  Year Ended December 31, 1996

Investment income
  Dividends                                  $ 2,617
  Interest                                     1,037
    Total investment income                            $ 3,654

Expenses
  Custodian (note 7)                           1,249
  Other (note 6)                               1,225
    Total expenses                                  2,474

Net investment income                                    1,180

Realized and unrealized gain (loss)
 on investments (note 5)
   Net realized loss on investments                  (11)
   Change in unrealized appreciation of
    investments for the year                  19,367
   Net gain on investments                              19,356

Net increase in net assets resulting
 from operations                                       $20,536

















The accompanying notes are an integral part of these financial statements.



                  MANOR INVESTMENT FUNDS, INC.
               STATEMENTS OF CHANGES IN NET ASSETS
                  Year Ended December 31, 1996
                 Period Ended December 31, 1995

                                               1996       1995__

Increase (decrease) in net assets
 from operations
   Investment income-net                $  1,180   $    373
    Net  realized  loss  on  investments                     (11)
-
   Change in unrealized appreciation           19,367       (302)
    Net increase in net assets resulting
      from operations                          20,536         71

Distributions to shareholders from
  Investment income-net                        (1,180)      (366)
  Net realized loss on investments                 11          -

Capital   share  transactions  (note  4)                  264,240
111,358

Total increase                           283,607    111,063

Net assets
  Beginning of period                         111,063          -

  End of period                              $394,670   $111,063














The accompanying notes are an integral part of these financial statements.



                  MANOR INVESTMENT FUNDS, INC.
                    SUPPLEMENTARY INFORMATION
                  Year Ended December 31, 1996
                 Period Ended December 31, 1995

PER SHARE DATA (1)                            1996       1995

Investment    income                                    $     .22
$.07

Expenses                                        .15       .04

Investment     income-net                                     .07
 .03

Distribution   of  net  investment   income                 (.07)
(.03)

Net realized and unrealized gain
    (loss)   on   investments                                1.16
(.03)

Initial   capitalization   of   Fund                            -
10.00

Net   increase  in  net  asset   value                       1.16
9.97

Net asset value
    Beginning   of   period                                  9.97
-

 End of period                               $11.13    $ 9.97

(1)Selected data based on weighted average shares outstanding.


RATIOS (to Average Net Assets)

Investment      income-net                                   .67%
 .34%(2)

Expenses                                                    1.50%
 .38%(2)

(2)1.24% and 1.50%, respectively when annualized.


TURNOVER                                       15%        0%

The accompanying notes are an integral part of these financial statements.


                  MANOR INVESTMENT FUNDS, INC.
          NOTES TO STATEMENT OF ASSETS AND LIABILITIES
                        December 31, 1996
Note 1-Organization

Manor Investment Funds, Inc. (the Fund) was incorporated in Pennsylvania on September 13, 1995. The Fund was in the initial stages of development until January 27, 1996 when it began to sell shares of its stock to the public. It is an open-end, non-diversified management investment company which is registered under the Investment Company Act of 1940.

The Fund's primary objective is capital appreciation. It invests primarily in common stock of large U. S. corporations.

Note 2-Significant Accounting Policies

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies:

Security Valuation-Common stocks are valued at the latest quoted sales price at the close of the New York Stock Exchange on the valuation date.

Cash Equivalents-Cash equivalents consist of a money market account, at cost which approximates market value, with the custodian.

Federal Income Taxes-The Fund qualifies as a regulated investment company and distributes all of its taxable income. Accordingly, no provision for federal income taxes is required in these financial statements.

Distributions-Dividends to shareholders are recorded on the ex-dividend date.

Development   Stage-During  its  development  stage   there   was
virtually no change in net assets from net investment income and unrealized securities losses.






                   MANOR INVESTMENT FUNDS, INC.
    NOTES TO STATEMENT OF ASSETS AND LIABILITIES (Continued)
                       December 31, 1996

Other-The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Note 3-Distributions to Shareholders

On  December  26,  1996,  a  distribution  of  $.035  per  share,
aggregating $1,180 was declared from net investment income.   The
dividend was paid on December 27, 1996 to shareholders of record on December 26, 1996.

Note 4-Capital Share Transactions

At December 31, 1996, there were 10,000,000 shares of $.001 par value capital stock authorized and paid-in capital totaled $375,598. Daniel A. Morris (see note 6), President of the Fund, and his wife own 11,170 shares of the Fund's outstanding stock with a value of $124,322.

Transactions in capital stock were as follows:

                                    Shares             Amount
                                 1996   1995_       1996    1995_

Shares   sold                    24,232    11,099        $263,128
$110,992
Shares issued in reinvestment
   of  dividends                      98        37          1,112
366
     Net  increase                24,330    11,136       $264,240
$111,358

None of the Fund's shares were redeemed in 1996 or 1995.











                  MANOR INVESTMENT FUNDS, INC.
    NOTES TO STATEMENT OF ASSETS AND LIABILITIES (Continued)
                       December 31, 1996

Note 5-Investment Transactions

Purchases and sales of investments in common and preferred stock aggregated $270,635 and $58,674, respectively. Net gain on investments for the year ended December 31, 1996 was $19,356. That amount represents the net increase in value of investments held during the year. Net unrealized gains of $19,065 on securities are the same for financial reporting and tax reporting.

Note 6-Investment Advisory Fee

The Fund has an investment management and advisory services agreement (the Agreement) with Morris Capital Advisors, Inc., formerly Morris Investment Management Services, Inc. (Morris). Morris' sole shareholder, officer and director is Daniel A. Morris.

Monthly, the Fund is required to pay Morris a fee equivalent to one percent per annum of the daily average net assets of the
Fund. The Fund bears expenses necessary and incidental to the conduct of its business. However, Morris has foregone a portion of its fees to maintain total Fund expenses at no more than 1.5% annually of averaged assets. Accordingly, Morris has incurred expenditures of $10,635 ($2,982 in 1996) on behalf of the Fund, for which it will not be reimbursed.

The Agreement must be approved annually by a majority vote of the Fund's non-interested Board of Directors.

Note 7-Custody Agreement

Under an agreement, The First National Bank of West Chester (FNB) acts as the Fund's custodian. FNB's fees are charged in accordance with its standard rates for such services, payable monthly. Such fees were $1,249 for the year ended December 31, 1996.




To the Shareholders and
 Board of Directors
Manor Investment Funds, Inc.

In planning and performing my audit of the financial statements and selected per share data and ratios (hereafter referred to collectively as the "financial statements") of Manor Investment Funds, Inc. (the Fund), for the year ended December 31, 1996, I considered its internal control structure, including procedures for safeguarding securities. I did so to determine my auditing procedures for the purpose of expressing my opinion on the financial statements, and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Fund is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

My consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses, under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving the internal control structure, including procedures for safeguarding securities, that I consider to be a material weakness as defined above as of December 31, 1996.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.


Claude B. Granese, CPA

January 10, 1997